Summary of Significant Accounting Policies - Intangible assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Impairment of intangible assets	¥ 0	¥ 0	¥ 17,379
License and in-process research and development intangible assets
Summary of Significant Accounting Policies
Estimated useful lives of intangible assets	10 years
Customer relationship
Summary of Significant Accounting Policies
Estimated useful lives of intangible assets	8 years
Supplier relationship
Summary of Significant Accounting Policies
Estimated useful lives of intangible assets	3 years
Minimum | Developed technology
Summary of Significant Accounting Policies
Estimated useful lives of intangible assets	7 years
Minimum | Software, trade names and others
Summary of Significant Accounting Policies
Estimated useful lives of intangible assets	3 years
Maximum | Developed technology
Summary of Significant Accounting Policies
Estimated useful lives of intangible assets	10 years
Maximum | Software, trade names and others
Summary of Significant Accounting Policies
Estimated useful lives of intangible assets	10 years